Financial instruments (Detail 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	R$ 41,421,964	R$ 29,348,065
Allowance for expected credit losses	170,897	131,260	R$ 117,553
Current Receivables From Card Issuers	41,275,188	29,231,820
Non-current accounts receivable from card issuers	146,776	116,245
Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	41,175,415	28,833,909
Accounts receivable from other acquirers	323,461	575,044
Allowance for expected credit losses	76,912	60,888
Receivables From Card Issuers	R$ 41,421,964	R$ 29,348,065